SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	$ 810	$ 581	$ 987
Amortization of right-of-use assets	543	478	470
Interest on lease liabilities	81	156	190
Total lease cost	$ 1,434	$ 1,215	$ 1,647